Asset Retirement Obligations and Accrued Environmental Costs (Summary of Pre-Tax Risk-Free Discount Rate and Expected Cash Flow Payments for Asset Retirement Obligations and Accrued Environmental Costs) (Detail)
12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	$ 1,654,000,000
Corporate and Others Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Description of Expected Timing of Outflows Asset Retirement Obligations	16
Asset retirement obligations [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
-0.5% Discount Rate	$ 90,000,000
Asset retirement obligations [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
+0.5% Discount Rate	$ (70,000,000)
Asset retirement obligations [Member] | Retail Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cashflow Payment Years	1 – 30
Asset retirement obligations [Member] | Potash Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cashflow Payment Years	28 – 484
Asset retirement obligations [Member] | Phosphate Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cashflow Payment Years	1 – 77
Asset retirement obligations [Member] | Corporate and Others Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cashflow Payment Years	1 – 69
Asset retirement obligations [Member] | Potash sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	$ 117,000,000
Asset retirement obligations [Member] | Phosphate sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	479,000,000
Asset retirement obligations [Member] | Retail Site [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	16,000,000
Asset retirement obligations [Member] | Corporate And Other Sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	647,000,000
Accrued environmental costs [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
-0.5% Discount Rate	5,000,000
Accrued environmental costs [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
+0.5% Discount Rate	$ (5,000,000)
Accrued environmental costs [Member] | Retail Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cashflow Payment Years	1 – 30
Accrued environmental costs [Member] | Corporate and Others Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cashflow Payment Years	1 – 15
Accrued environmental costs [Member] | Retail Site [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	$ 69,000,000
Accrued environmental costs [Member] | Corporate And Other Sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	326,000,000
ARO and ETL [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Undiscounted Cash Flows	$ 5,000,000,000.0
ARO and ETL [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Risk-Free Rate	3.10%
ARO and ETL [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Risk-Free Rate	5.50%